Combined Prospectus - Combined Prospectus: 1	Jan. 08, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount of Securities Previously Registered | shares	33,251,333
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 112,722,018.87
Form Type	S-3
File Number	333-292030
Initial Effective Date	Dec. 16, 2025
Combined Prospectus Note	Represents up to 33,251,333 shares of common stock, par value $0.0001 per share ("Common Stock"), of Energy Vault Holdings, Inc. (the "Company") that the Company may issue to YA II PN, Ltd, a Cayman Islands exempted company (the "Selling Stockholder"), upon conversion of the $65.0 million in aggregate principal amount of convertible debentures the Selling Stockholder purchased from the Company between September 22, 2025 and December 30, 2025 which may be offered for sale by the Selling Stockholder on the terms and conditions described in the prospectus that forms a part of the Company's registration statement on Form S-3 to which this exhibit relates. Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based on the average of the high and low sales price of the Common Stock as reported on the New York Stock Exchange on December 2, 2025 of $3.39. No registration fee is payable in connection with the 33,251,333 unsold shares of Common Stock that were previously registered on the Registrant's registration statement on Form S-3 (File No. 333-292030) on December 16, 2025 (the "Initial Registration Statement") because such securities are being transferred from the Initial Registration Statement to this Registration Statement pursuant to Rule 429 under the Securities Act. 33,251,333 unsold shares of Common Stock registered under the Initial Registration Statement are included in this Registration Statement. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to the Initial Registration Statement, which post-effective amendment will become effective concurrently with the Registration Statement in accordance with Section 8(c) of the Securities Act.